-------------------------
                                                       |OMB APPROVAL
                                                       |OMB Number: 3235-0570
                                                       |
                                                       |Expires: Nov. 30, 2005
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                                                       |hours per response: 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


    Investment Company Act file number      811-07148
                                       -----------------------------------------

                            Schwartz Investment Trust
   -----------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


        3707 West Maple Road    Bloomfield Hills, Michigan      48301
   -----------------------------------------------------------------------------
               (Address of principal executive offices)          (Zip code)


                              George P. Schwartz

    Schwartz Investment Counsel, Inc.   3707 W. Maple Rd.    Bloomfield Hills, Michigan 24203
 -----------------------------------------------------------------------------------------------
                           (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------

Date of fiscal year end:     December 31, 2003
                          ---------------------------

Date of reporting period:    June 30, 2003
                          ---------------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.


A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.



SHAREHOLDER ACCOUNTS                                      CORPORATE OFFICES
  c/o Ultimus Fund                                        3707 W. Maple Road
   Solutions, LLC             [Schwartz Value         Bloomfield Hills, MI 48301
   P.O. Box 46707                Fund Logo]                (248) 644-8500
Cincinnati, OH 45246                                     Fax (248) 644-4250
   1-888-726-0753



Dear Fellow Shareowner:

The performance of the stock market in 2003 has been distinctly divided. Not in terms of value vs. growth or old economy vs. new economy, not even small-cap vs. large-cap. The decisive determinant of performance has been timing, or the difference between the first and second quarters. The first quarter was dominated by the war in Iraq. The result was high energy prices, declining consumer confidence, shaken investor sentiment and falling stock prices. The second quarter was the mirror image of the first. The war in Iraq ended, energy prices eased, business and consumer confidence rebounded and investors exhibited renewed optimism for stocks, which rose dramatically in price. It was a particularly rewarding period for Schwartz Value Fund shareholders as the Fund recorded the best quarterly performance in its 20-year history.

During the second quarter, the Fund was up 21.6% compared to 13.1% for the Dow Jones Industrial Average, 15.4% for the S&P 500, and 23.4% for the Russell 2000. For the first six months of the year, the Fund was up 13.5% compared to 9.0% for the Dow Jones Industrial Average, 11.8% for the S&P 500, and 17.9% for the Russell 2000.

The Fund's overweighting in the housing and retail sectors significantly boosted investment performance during the second quarter. Homebuilders Toll Brothers, Inc. and Pulte Homes, Inc. were top performers. With unrivaled economies of scale, these well-financed builders have taken market share from smaller competitors. Exceedingly low mortgage rates have spurred demand for new homes, dramatically boosting profits for the builders. Manufactured housing stocks Champion Enterprises, Inc. and Fleetwood Enterprises, Inc. also came to life during the quarter, advancing 182% and 82% respectively. This beleaguered sector finally appears poised for a sustained recovery. Other important portfolio holdings in the retail sector which were strong performers during the quarter include Dollar Tree Stores, Inc., Toys 'R' Us, Inc. and Sears Roebuck & Co. Dollar Tree recently introduced a new, larger store prototype which has produced greater same-store sales and rising margins. New management at Toys 'R' Us has successfully implemented a major store renovation program, which has been well received and should enable that company to regain market share. Sears benefited from a simple yet effective management strategy. In an attempt to focus on its core retail operations, the company is selling its consumer credit card division and will use the proceeds to pay down debt taken on to acquire Lands End.

Two of the Fund's  largest  holdings  represent  real  value at current  prices:
Automatic Data Processing (ADP-$35) and Brookstone (BKST-$20). ADP dominates the payroll processing business. Started in 1951, the company has produced 53 consecutive years of sales and earnings growth. It has a 15% after-tax profit margin, strong free cash flow and a 20% return on equity. The depressed stock has created a wonderful opportunity to purchase shares of this world-class company at an attractive price. Brookstone is a specialty retailer of unique consumer and personal products, with 250 stores in malls and airports across the country. The company has a pristine balance sheet, the potential to grow 15% per year for many years, and a modest P/E of only 12 times current year earnings. Both ADP and Brookstone have virtually no debt, which is my favorite amount of debt for portfolio companies in the Schwartz Value Fund.

Put me in the unabashedly bullish camp. Amidst one of the most favorable monetary and fiscal policy environments ever, the long awaited economic recovery is taking shape. The amount of stimulus in the system is truly astonishing. With inordinately low interest rates and tax rates coming down, second half GDP growth should approximate 4%, up markedly from 1.5% in the first half. Meanwhile, corporate earnings are gaining traction following several rounds of cost cutting. Plus, the quality of those earnings is improving as companies are using more conservative accounting practices. U.S. corporations have been cost cutting now for nearly three years. It's somewhat remarkable the level of profitability they've been able to sustain given the poor economic environment. With any significant pickup in sales, corporate earnings should really jump. That's important because corporate profits are a key determinant of stock prices, and higher earnings along with strong cash flow will inevitably lead to higher stock prices.

                               With best regards,


                             /s/ George P. Schwartz


                             George P. Schwartz, CFA
                                    President

 July 31, 2003

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)



SHARES             COMMON STOCK - 97.8%                                               VALUE
------             ---------------------------------------------------             ------------
                   AEROSPACE/DEFENSE - 4.1%
 50,000            Esterline Technologies Corporation *                            $    870,500
  7,500            General Dynamics Corporation                                         543,750
 20,000            Harris Corporation                                                   601,000
                                                                                   ------------
                                                                                      2,015,250
                                                                                   ------------
                   APPAREL & TEXTILES - 2.4%
 30,000            Jones Apparel Group, Inc. *                                          877,800
  4,000            K-Swiss, Inc. - Class A                                              138,080
 15,000            Nautica Enterprises, Inc. *                                          192,450
                                                                                   ------------
                                                                                      1,208,330
                                                                                   ------------

                   BUILDING MATERIALS & CONSTRUCTION - 6.5%
400,000            Champion Enterprises, Inc. *                                       2,072,000
100,000            Fleetwood Enterprises, Inc. *                                        740,000
  3,500            Pulte Homes, Inc.                                                    215,810
  6,000            Toll Brothers, Inc. *                                                169,860
                                                                                   ------------
                                                                                      3,197,670
                                                                                   ------------

                   BUSINESS & INDUSTRIAL PRODUCTS - 2.6%
 40,000            Genuine Parts Company                                              1,280,400
                                                                                   ------------

                   BUSINESS SERVICES - 6.5%
 50,000            Automatic Data Processing, Inc.                                    1,693,000
 25,000            Concord EFS, Inc. *                                                  368,000
 10,000            Dwyer Group, Inc. (The) *                                             65,900
  3,000            Kronos, Inc. *                                                       152,430
 55,000            Neogen Corporation. *                                                934,450
                                                                                   ------------
                                                                                      3,213,780
                                                                                   ------------

                   COMMUNICATION EQUIPMENT & SERVICES - 2.5%
 95,000            Hector Communications Corporation *                                1,187,500
  5,000            Universal Electronics, Inc. *                                         63,400
                                                                                   ------------
                                                                                      1,250,900
                                                                                   ------------



SHARES             COMMON STOCK - 97.8% (CONTINUED)                             VALUE
------             ---------------------------------------------             ------------
                   CONSUMER PRODUCTS - DURABLES - 3.7%
75,000             Craftmade International, Inc.                             $  1,350,675
 8,500             Ethan Allen Interiors, Inc.                                    298,860
 7,500             Furniture Brands International, Inc. *                         195,750
                                                                             ------------
                                                                                1,845,285
                                                                             ------------

                   CONSUMER PRODUCTS - NONDURABLES - 5.9%
 7,500             Coach, Inc. *                                                  373,050
 4,000             Fortune Brands, Inc.                                           208,800
70,000             Maxwell Shoe Company, Inc. *                                 1,008,000
57,000             Velcro Industries N.V.                                         627,000
15,000             Weyco Group, Inc.                                              690,150
                                                                             ------------
                                                                                2,907,000
                                                                             ------------

                   EDUCATION - 1.6%
15,000             DeVry, Inc. *                                                  349,350
50,000             Nobel Learning Communities, Inc. *                             183,500
 3,500             Strayer Education, Inc.                                        278,075
                                                                             ------------
                                                                                  810,925
                                                                             ------------

                   ELECTRONICS - 0.9%
52,500             Sparton Corporation *                                          456,750
                                                                             ------------

                   ENERGY & MINING - 4.6%
35,000             Diamond Offshore Drilling, Inc.                                734,650
15,000             Forest Oil Corporation *                                       376,800
50,000             Input/Output, Inc. *                                           269,000
20,000             Patterson-UTI Energy, Inc. *                                   648,000
12,500             Prima Energy Corporation *                                     261,000
                                                                             ------------
                                                                                2,289,450
                                                                             ------------

                   ENVIRONMENTAL SERVICES - 1.4%
85,000             Layne Christensen Company *                                    685,950
                                                                             ------------



SHARES             COMMON STOCK - 97.8% (CONTINUED)                             VALUE
------             -------------------------------------------------         ------------
                   FINANCE - BANKS & THRIFTS - 5.5%
 45,000            Comerica, Inc.                                            $  2,092,500
 20,000            Synovus Financial Corporation                                  430,000
  5,000            Washington Mutual, Inc.                                        206,500
                                                                             ------------
                                                                                2,729,000
                                                                             ------------

                   FINANCE - INSURANCE - 5.7%
 10,000            American Physicians Capital, Inc. *                            242,500
 42,000            First Health Group Corporation *                             1,159,200
 15,000            MBIA, Inc.                                                     731,250
175,000            Unico American Corporation                                     673,750
                                                                             ------------
                                                                                2,806,700
                                                                             ------------

                   FINANCE - MISCELLANEOUS - 4.4%
 40,000            H&R Block, Inc.                                              1,730,000
 25,000            Investment Technology Group, Inc. *                            465,000
                                                                             ------------
                                                                                2,195,000
                                                                             ------------

                   HEALTHCARE - 3.6%
 25,000            Manor Care, Inc. *                                             625,250
 15,000            National Dentex Corporation *                                  306,765
 10,000            NDCHealth Corporation                                          183,500
 14,000            STERIS Corporation *                                           323,260
 75,000            Theragenics Corporation *                                      322,500
                                                                             ------------
                                                                                1,761,275
                                                                             ------------

                   HOLDING COMPANIES - 1.2%
 45,000            PICO Holdings, Inc.*                                           585,000
                                                                             ------------

                   INDUSTRIAL PRODUCTS & SERVICES - 7.5%
 40,000            Dover Corporation                                            1,198,400
  7,500            Graco, Inc.                                                    240,000
  7,000            Kaydon Corporation                                             145,600
 37,500            Maritrans, Inc.                                                549,375
 15,000            Simpson Manufacturing Company, Inc. *                          549,000
 35,000            Snap-on, Inc.                                                1,016,050
                                                                             ------------
                                                                                3,698,425
                                                                             ------------


SHARES              COMMON STOCK - 97.8% (CONTINUED)                            VALUE
------              ------------------------------------------------         ------------
                    LEISURE & ENTERTAINMENT - 1.4%
45,000              Monaco Coach Corporation *                               $    689,850
                                                                             ------------
                    PRINTING & PUBLISHING - 3.4%
15,000              Courier Corporation                                           772,500
35,000              ProQuest Company *                                            903,000
                                                                             ------------
                                                                                1,675,500
                                                                             ------------

                    REAL ESTATE - 3.1%
20,000              Health Care Property Investors, Inc.                          847,000
16,499              I. Gordon Realty Corporation *                                191,594
17,500              Washington Real Estate Investment Trust                       476,000
                                                                             ------------
                                                                                1,514,594
                                                                             ------------

                    RETAIL - 14.7%
85,000              Brookstone, Inc. *                                          1,721,250
27,500              Dollar Tree Stores, Inc. *                                    872,575
30,000              Hibbett Sporting Goods, Inc. *                                988,200
10,000              Hot Topic, Inc. *                                             269,100
35,000              Ross Stores, Inc.                                           1,495,900
30,000              Ryan's Family Steak Houses, Inc. *                            420,000
10,000              Sears, Roebuck and Company                                    336,400
12,500              TJX Companies, Inc.                                           235,500
40,000              Toys "R" Us, Inc. *                                           484,800
10,000              Tractor Supply Company *                                      477,500
                                                                             ------------
                                                                                7,301,225
                                                                             ------------

                    TECHNOLOGY - 4.6%
35,000              Cable Design Technologies Corporation *                       250,250
25,000              Electro Rent Corporation *                                    269,500
17,500              ScanSource, Inc. *                                            468,125
10,000              Tech Data Corporation *                                       267,100
35,000              Waters Corporation *                                        1,019,550
                                                                             ------------
                                                                                2,274,525
                                                                             ------------

                    TOTAL COMMON STOCK - 97.8% (Cost $39,579,309)            $ 48,392,784
                                                                             ------------



  SHARES                  PREFERRED STOCK - 0.6%                                                      VALUE
-----------               --------------------------------------------------------------------    ------------
     2,500                Allen Group, Inc., 7.75%, convertible until 02/15/14 (Cost $108,780)    $    292,500
                                                                                                  ------------
                          OPEN-END FUNDS - 0.0%
                          --------------------------------------------------------------------
        40                Sequoia Fund (Cost $5,027)                                              $      5,293
                                                                                                  ------------

FACE AMOUNT               REPURCHASE AGREEMENTS (1) - 1.8%
-----------               --------------------------------------------------------------------
 $ 894,502                Fifth Third Bank, 0.85%, dated 06/30/03, due 07/01/03,
                          repurchase proceeds: $894,523 (Cost $894,502)                           $    894,502
                                                                                                  ------------

                          TOTAL INVESTMENTS - 100.2% (Cost $40,587,618)                           $ 49,585,079
                          LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%)                              (113,286)
                                                                                                  ------------
                          NET ASSETS - 100.0%                                                     $ 49,471,793
                                                                                                  ============


*   Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.



See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)


ASSETS
Investments, at value (cost of $40,587,618) (Note 1)                         $   49,585,079
Cash                                                                                    538
Receivable for capital shares sold                                                      272
Dividends and interest receivable                                                    64,511
Other assets                                                                         13,339
                                                                             --------------
   TOTAL ASSETS                                                                  49,663,739
                                                                             --------------

LIABILITIES
Payable for capital shares redeemed                                                   6,984
Accrued investment advisory fees (Note 2)                                           172,660
Payable to affiliate (Note 2)                                                         6,200
Other accrued expenses and liabilities                                                6,102
                                                                             --------------
   TOTAL LIABILITIES                                                                191,946
                                                                             --------------
NET ASSETS                                                                   $   49,471,793
                                                                             ==============

NET ASSETS CONSIST OF:
Paid-in capital                                                              $   40,161,306
Accumulated net investment loss                                                    (160,000)
Accumulated net realized gains from security transactions                           473,026
Net unrealized appreciation on investments                                        8,997,461
                                                                             --------------
NET ASSETS                                                                   $   49,471,793
                                                                             ==============

Shares of beneficial interest outstanding (unlimited number of
shares authorized, no par value)                                                  2,157,310
                                                                             ==============

Net asset value and offering price per share (a)                             $        22.93
                                                                             ==============




(a) Redemption price varies based on length of time held (Note 1)





See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME
    Dividends                                                                        $   258,770
    Interest                                                                               5,058
                                                                                     -----------
         TOTAL INCOME                                                                    263,828
                                                                                     -----------
EXPENSES
  Investment advisory fees (Note 2)                                                      328,001
  Administration, accounting and transfer agent fees (Note 2)                             32,880
  Trustees' fees and expenses                                                             25,341
  Legal and audit fees                                                                    12,319
  Registration fees                                                                       10,118
  Reports to shareholders                                                                  6,766
  Custodian fees                                                                           5,586
  Other expenses                                                                           2,817
                                                                                     -----------
      TOTAL EXPENSES                                                                     423,828
                                                                                     -----------

NET INVESTMENT LOSS                                                                     (160,000)
                                                                                     -----------
REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions                                        1,363,510
  Net change in unrealized appreciation/depreciation on investments                    4,644,645
                                                                                     -----------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                       6,008,155
                                                                                     -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                           $ 5,848,155
                                                                                     ===========

See notes to financial statements.

SCHWARTZ VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                SIX MONTHS ENDED          YEAR ENDED
                                                                                  JUNE 30, 2003           DECEMBER 31,
                                                                                   (UNAUDITED)               2002
                                                                                ----------------       ---------------
FROM OPERATIONS
  Net investment loss                                                          $      (160,000)        $    (464,193)
  Net realized gains (losses) from security transactions                             1,363,510              (883,882)
  Net change in unrealized appreciation/depreciation on investments                  4,644,645            (6,787,710)
                                                                                ----------------       ---------------
Net increase (decrease) in net assets from operations                                5,848,155            (8,135,785)
                                                                                ----------------       ---------------
FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                          9,920,052            41,596,948
  Payments for shares redeemed                                                     (10,557,572)          (39,231,453)
                                                                                ----------------       ---------------
Net increase (decrease) in net assets from capital share transactions                 (637,520)            2,365,495
                                                                                ----------------       ---------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                              5,210,635            (5,770,290)

NET ASSETS
  Beginning of period                                                               44,261,158            50,031,448
                                                                                ----------------       ---------------
  End of period                                                                $    49,471,793         $  44,261,158
                                                                                ================       ===============

ACCUMULATED NET INVESTMENT LOSS                                                $      (160,000)        $          --
                                                                                ================       ===============
SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                                          492,937             1,802,341
  Shares redeemed                                                                     (526,865)           (1,718,185)
                                                                                ----------------       ---------------
  Net increase (decrease) in shares outstanding                                        (33,928)               84,156
  Shares outstanding, beginning of period                                            2,191,238             2,107,082
                                                                                ----------------       ---------------
  Shares outstanding, end of period                                                  2,157,310             2,191,238
                                                                                ================       ===============



See notes to financial statements.

SCHWARTZ VALUE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            Six Months       Year         Year       Year        Year         Year
                                              Ended         Ended        Ended      Ended        Ended       Ended
                                          June 30, 2003    Dec. 31,     Dec. 31,   Dec. 31,     Dec. 31,    Dec. 31,
                                            (Unaudited)      2002         2001       2000         1999        1998
                                            ----------     -------     --------   --------     --------    --------

Net asset value at beginning of period      $   20.20      $ 23.74     $  20.62   $  19.74     $  21.50    $  23.99
                                            ---------      -------     --------   --------     --------    --------
Income (loss) from investment operations:
       Net investment loss                      (0.07)       (0.21)       (0.12)     (0.01)       (0.15)      (0.09)
       Net realized and unrealized gains
        (losses) on investments                  2.80        (3.33)        5.91       1.84        (0.38)      (2.40)
                                            ---------      -------     --------   --------     --------    --------
Total from investment operations                 2.73        (3.54)        5.79       1.83        (0.53)      (2.49)
                                            ---------      -------     --------   --------     --------    --------
Less distributions:
       From net realized gains on investments      --           --        (2.67)     (0.92)       (1.05)         --
       In excess of net realized gains
       on investments                              --           --        (0.00)     (0.03)       (0.18)         --
                                            ---------      -------     --------   --------     --------    --------
Total distributions                                --           --        (2.67)     (0.95)       (1.23)         --
                                            ---------      -------     --------   --------     --------    --------
Net asset value at end of period            $   22.93      $ 20.20     $  23.74   $  20.62     $  19.74    $  21.50
                                            =========      =======     ========   ========     ========    ========

Total return                                     13.5 %(a)   (14.9)%       28.1 %      9.3 %       (2.5)%     (10.4)%
                                            =========      =======     ========   ========     ========    ========
Ratios/Supplementary Data:
Ratio of expenses to average net assets         1.94 %(b)     1.95 %       2.04 %     2.10 %       2.05 %      1.94 %
Ratio of net investment loss to
       average net assets                      (0.73)%(b)    (0.98)%      (0.62)%    (0.06)%      (0.61)%     (0.39)%

Portfolio turnover rate                           74 %(b)      103 %        103 %       70 %         59 %        54 %

Net assets at end of period (000's)         $ 49,472       $44,261     $ 50,031   $ 35,949     $ 41,672    $ 62,697

---------------------
(a)    Not annualized
(b)    Annualized


See notes to financial statements.

SCHWARTZ VALUE FUND
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

Schwartz Value Fund (the Fund) is a series of Schwartz Investment Trust, a diversified open-end management investment company established as an Ohio Business Trust under a Declaration of Trust dated August 31, 1992. The Fund is registered under the Investment Company Act of 1940 and commenced operations on July 20, 1993. The Fund determines and makes available for publication the net asset value of its shares on a daily basis.

The investment objective of the Fund is to seek long-term capital appreciation. See the Prospectus for more detailed information regarding the investment strategies of the Fund.

Shares of the Fund are sold at net asset value. To calculate the net asset value, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of the Fund are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant accounting policies followed by the
Fund:

          (a) VALUATION OF INVESTMENTS - Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

          (b) INCOME TAXES - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

          The tax character of distributable earnings at June 30, 2003 was as follows:

                  Accumulated net ordinary loss      $  (160,000)
                  Capital loss carry forward            (535,164)
                  Other gains                          1,477,247
                  Unrealized appreciation              8,528,404
                                                     -----------
                  Total distributable earnings       $ 9,310,487
                                                     ===========

          As of December 31, 2002, the Fund had a capital loss carryforward of $535,164 for income tax purposes, which expires December 31, 2010. This capital loss carryforward may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

          For federal income tax purposes, the cost of portfolio investments amounted to $41,056,675 at June 30, 2003. The composition of unrealized appreciation (the excess of value over tax cost) and unrealized depreciation (the excess of tax cost over value) was as follows:

                  Gross unrealized appreciation      $ 9,843,245
                  Gross unrealized depreciation       (1,314,841)
                                                     -----------
                  Net unrealized appreciation        $ 8,528,404
                                                     ===========

          The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

          (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME - Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

          (d) DIVIDENDS AND DISTRIBUTIONS - Dividends from net investment income and net capital gains, if any, are declared and paid annually in December. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions made during the periods ended June 30, 2003 and December 31, 2002.

          (e) REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Fund. The Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

          (f) ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Fund is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Fund are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Fund's principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Fund.

Pursuant to an Investment Advisory Agreement between the Fund and the Adviser, the Adviser is responsible for the management of the Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Adviser a quarterly fee equal to the annual rate of 1.5% of its average daily net assets up to $75 million; 1.25% of such assets from $75 million to $100 million; and 1% of such assets in excess of $100 million.

The Distributor serves as the principal underwriter for the distribution of shares of the Fund. During the six months ended June 30, 2003, the Distributor collected $2,872 in contingent deferred sales loads on redemptions of Fund shares.

Pursuant to a Mutual Fund Services Agreement between the Fund and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Fund, maintains the records of each shareholder's account, and processes purchases and redemptions of the Fund's shares. For the performance of these services, the Fund pays Ultimus a fee, payable monthly, at an annual rate of .15% of its average daily net assets, subject to a minimum monthly fee of $4,000.


3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments for the six months ended June 30, 2003 were $15,930,393 and $17,229,085, respectively.

SCHWARTZ VALUE FUND
INVESTMENT PHILOSOPHY

Schwartz Value Fund ("SVF") seeks long-term capital appreciation through value investing - purchasing shares of strong, growing companies at reasonable prices. Because small and medium size companies offer vast reward opportunities, fundamental analysis is used to identify emerging companies with outstanding business characteristics. Sometimes the best values are issues not followed closely by Wall Street analysts.

Most value investors buy fair companies at an excellent price. SVF attempts to buy excellent companies at a fair price. The essence of value investing is finding companies with great business characteristics, which by their nature offer a margin of safety. A truly fine business requires few assets to provide a consistently expanding stream of income. SVF purchases shares which are temporarily out-of-favor and selling below intrinsic value.

A common thread in SVF investments is that the market price is below what a corporate or entrepreneurial buyer might be willing to pay for the entire business. The auction nature and the inefficiencies of the stock market are such that SVF can often buy a minority interest in a fine company at a small fraction of the price per share necessary to acquire the entire company.

SCHWARTZ VALUE FUND                                     SCHWARTZ
a series of                                            VALUE FUND
Schwartz Investment Trust
3707 W. Maple Road                                     A SERIES OF
Bloomfield Hills, Michigan 48301
(248) 644-8500                                          SCHWARTZ
                                                       INVESTMENT
BOARD OF TRUSTEES                                        TRUST
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale                                         [GRAPHIC]
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman                     SEMI-ANNUAL REPORT
                                                     (UNAUDITED)
OFFICERS
George P. Schwartz, CFA, President             FOR THE SIX MONTHS ENDED
Richard L. Platte, Jr., CFA, V.P./Secretary          JUNE 30, 2003
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary
John F. Splain, Assistant Secretary              TICKER SYMBOL: RCMFX
Mark J. Seger, CPA, Assistant Treasurer
Theresa A. Minogue, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO, INC.
3707 W. Maple Road
Bloomfield Hills, Michigan 48301

CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
155 E. Broad St.
Columbus, Ohio 43215

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

  SHAREHOLDER ACCOUNTS                                                     CORPORATE OFFICES
   c/o Ultimus Fund                                                       3707 W. Maple Road
    Solutions, LLC             [AVE MARIE MUTUAL FUNDS LOGO]          Bloomfield Hills, MI 48301
    P.O. Box 46707                                                          (248) 644-8500
Cincinnati, OH 45246                                                      Fax (248) 644-4250
   1-888-726-9331

Dear Shareowners of:

         Ave Maria Catholic Values Fund (AVEMX)
         Ave Maria Growth Fund (AVEGX)
         Ave Maria Bond Fund (AVEFX)

Thank you for entrusting your investment dollars to our supervision in the Ave Maria Mutual Funds--the fastest growing Catholic Mutual Fund family in the country. It is gratifying that our Pro-Life, Pro-Family message is resonating with so many Catholic and like-minded investors.

The oldest of the three Funds, the Ave Maria Catholic Values Fund, with assets exceeding $120 million, was established May 1, 2001 and currently has almost 1,400 shareholders in 47 states. The two newer funds, Ave Maria Growth Fund and Ave Maria Bond Fund, were started May 1, 2003 and have already reached assets of $6 million and $31 million, respectively. The portfolio managers of all three Funds utilize the same criteria to screen out those companies which our Catholic Advisory Board has determined violate core principles of the Catholic Church. Superior investment performance is our primary goal as portfolio managers, because we realize that serious investors like you demand it, and it's our responsibility as fiduciaries to strive for it.

With tax rates on dividends and long-term capital gains now at only 15%, the current tax laws make investing in common stocks more attractive than any time since the Federal Income Tax was first imposed in 1913. (In the 1950s, the top marginal rate on income was 90%, and in the 1960s the top rate on capital gains was 50%.) So far this year, 125 companies in the S&P 500 have raised their dividends, some dramatically, as a result of the lower tax rate. History is likely to record the sharp reduction in tax rates on capital as an economic and political stroke of genius. The effects, which are just starting to be felt, include improved corporate governance, better capital allocation, sounder accounting practices, and renewed investor confidence in corporate America. All are positively impacting capital formation and capitalism itself. The likely outgrowth will be increased job growth and rising national prosperity.

Of all the mutual funds in which you could have invested, I believe you made a wise choice with the Ave Maria Mutual Funds.


                               With best regards,

                             /s/ GEORGE P. SCHWARTZ

                             George P. Schwartz, CFA
                                    President

 July 31, 2003

AVE MARIA CATHOLIC VALUES FUND
PORTFOLIO MANAGER COMMENTARY


Dear Fellow Shareowner:

For the quarter ended June 30, 2003, the Fund was up 19.6% vs. 15.4% for the S&P
500. For the first six months of 2003, Ave Maria Catholic Values Fund was up 12.1% vs. 11.7% for the S&P 500. I'm pleased to report that this unique Fund in which you've invested is achieving its investment objective: producing above market returns for shareholders, while investing in companies that do not violate the core teachings of the Catholic Church. Since the inception of the Fund on May 1, 2001, the investment performance has been beyond our expectation:

                                     Since 5-1-01 (Inception)
                                          through 6-30-03
                                          ---------------

                  AVEMX                        + 6.5%
                  S&P 500                     - 20.3%




This outperformance resulted from a well-executed, disciplined, value-oriented investment philosophy plus good portfolio management, a hard-working research staff and some good luck. You should not assume that this portfolio will always outperform the market so decisively.

Prospects for the equity markets in the second half of 2003 are promising. Equity valuations are attractive, and corporate profits should improve significantly. Aggressive cost cutting by corporations in recent years means their operating leverage has increased significantly. Any improvement in sales could result in surprisingly strong corporate earnings in coming quarters.

In selecting stocks for the portfolio, we have increased our focus on companies paying dividends. With the recent change to a 15% tax rate on dividends, shareholders are demanding that an increased portion of earnings be paid out in the form of dividends. Since dividends as a percentage of cash flow are currently at all-time lows, companies have plenty of room to increase dividends. The portfolio is comprised of high-quality companies with solid balance sheets, strong cash flow and good growth prospects. This gives them the ability to weather the inevitable ebbs in economic activity and the potential to outperform during economic recoveries. Importantly, the stocks of these companies have been bought at favorable prices. Recent additions include the consumer products companies, Furniture Brands International and Maxwell Shoes Inc., both of which have superior business models. In the healthcare sector, new additions include First Health Group Corp., the industry leader in preferred provider networks, and Lincare Holdings, Inc., a leading provider of oxygen and other respiratory therapy services. In addition to being exceptionally well run companies, none of them violate the core teachings of the Catholic Church.

                               With best regards,

                             /s/ GEORGE P. SCHWARTZ

                             George P. Schwartz, CFA
                                 Portfolio Manager

July 31, 2003

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)



                                                                                          MARKET
 SHARES             COMMON STOCK - 98.6%                                                  VALUE
 ------             --------------------------------------------------------           -----------
                    AEROSPACE/DEFENSE - 4.5%
100,000             Esterline Technologies Corporation *                               $ 1,741,000
 30,000             General Dynamics Corporation                                         2,175,000
 40,000             Harris Corporation                                                   1,202,000
                                                                                       -----------
                                                                                         5,118,000
                                                                                       -----------

                    APPAREL & TEXTILES - 2.5%
 60,000             Jones Apparel Group, Inc. *                                          1,755,600
 20,000             Mohawk Industries, Inc. *                                            1,110,600
                                                                                       -----------
                                                                                         2,866,200
                                                                                       -----------

                    BUILDING MATERIALS & CONSTRUCTION - 4.4%
500,000             Champion Enterprises, Inc. *                                         2,590,000
150,000             Fleetwood Enterprises, Inc. *                                        1,110,000
 12,500             Pulte Homes, Inc.                                                      770,750
 20,000             Toll Brothers *                                                        566,200
                                                                                       -----------
                                                                                         5,036,950
                                                                                       -----------

                    BUSINESS & INDUSTRIAL PRODUCTS - 5.2%
 10,000             3M Company                                                           1,289,800
145,000             Genuine Parts Company                                                4,641,450
                                                                                       -----------
                                                                                         5,931,250
                                                                                       -----------

                    BUSINESS SERVICES - 5.9%
130,000             Automatic Data Processing, Inc.                                      4,401,800
 25,000             Concord EFS, Inc. *                                                    368,000
115,000             Neogen Corporation *                                                 1,953,850
                                                                                       -----------
                                                                                         6,723,650
                                                                                       -----------

                    COMMUNICATION EQUIPMENT & SERVICES - 4.6%
 45,000             Alltel Corporation                                                   2,169,900
 60,000             CenturyTel, Inc.                                                     2,091,000
 85,000             Hector Communications Corporation *                                  1,062,500
                                                                                       -----------
                                                                                         5,323,400
                                                                                       -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)



                                                                                             MARKET
 SHARES             COMMON STOCK - 98.6% (CONTINUED)                                          VALUE
 ------             --------------------------------------------------------              -----------
                    CONSUMER PRODUCTS - DURABLES - 6.9%
 75,000             Brunswick Corporation                                                 $ 1,876,500
195,000             Craftmade International, Inc.                                           3,511,755
 15,000             Furniture Brands International, Inc. *                                    391,500
100,000             Leggett & Platt, Inc.                                                   2,050,000
                                                                                          -----------
                                                                                            7,829,755
                                                                                          -----------

                    CONSUMER PRODUCTS - NONDURABLES - 2.1%
 10,000             Coach, Inc. *                                                             497,400
 30,000             Fortune Brands, Inc.                                                    1,566,000
 25,000             Maxwell Shoe Company, Inc. *                                              360,000
                                                                                          -----------
                                                                                            2,423,400
                                                                                          -----------

                    EDUCATION - 1.0%
 50,000             DeVry, Inc. *                                                           1,164,500
                                                                                          -----------

                    ELECTRONICS - 1.1%
 20,000             Gentex Corporation *                                                      612,200
 68,040             Sparton Corporation *                                                     591,948
                                                                                          -----------
                                                                                            1,204,148
                                                                                          -----------

                    ENERGY & MINING - 6.4%
 17,500             Anadarko Petroleum Corporation                                            778,225
120,000             Diamond Offshore Drilling, Inc.                                         2,518,800
 50,000             Exxon Mobil Corporation                                                 1,795,500
 30,000             Forest Oil Corporation *                                                  753,600
200,000             Input/Output, Inc. *                                                    1,076,000
 20,000             Prima Energy Corporation *                                                417,600
                                                                                          -----------
                                                                                            7,339,725
                                                                                          -----------

                    ENVIRONMENTAL SERVICES - 0.5%
 75,000             Layne Christensen Company *                                               605,250
                                                                                          -----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                        MARKET
   SHARES       COMMON STOCK - 98.6% (CONTINUED)                        VALUE
   ------       -----------------------------------------------      -----------
                FINANCE - BANKS & THRIFTS - 2.8%
    60,000      BB&T Corporation                                      $2,058,000
    55,000      Synovus Financial Corporation.                         1,182,500
                                                                      ----------
                                                                       3,240,500
                                                                      ----------

                FINANCE - INSURANCE - 3.4%
    10,000      American International Group, Inc.                       551,800
    12,500      American Physicians Capital, Inc. *                      303,125
    70,200      First Health Group Corporation *                       1,937,520
   282,945      Unico American Corporation                             1,089,338
                                                                      ----------
                                                                       3,881,783
                                                                      ----------

                FINANCE - MISCELLANEOUS - 1.2%
    75,000      Investment Technology Group, Inc. *                    1,395,000
                                                                      ----------

                HEALTHCARE - 9.2%
    50,000      Beckman Coulter, Inc.                                  2,032,000
    15,000      Boston Scientific Corporation *                          916,500
    45,000      Eli Lilly & Company                                    3,103,650
    25,000      Hillenbrand Industries, Inc.                           1,261,250
    30,000      Lincare Holdings, Inc. *                                 945,300
    85,000      Manor Care, Inc. *                                     2,125,850
     5,000      STERIS Corporation *                                     115,450
                                                                      ----------
                                                                      10,500,000
                                                                      ----------

                INDUSTRIAL PRODUCTS & SERVICES - 9.6%
     5,000      AptarGroup, Inc.                                         180,000
   100,000      Dover Corporation                                      2,996,000
    35,000      Graco, Inc.                                            1,120,000
    50,000      Kaydon Corporation                                     1,040,000
    30,000      Simpson Manufacturing Company, Inc. *                  1,098,000
    50,000      Snap-on, Inc.                                          1,451,500
    50,000      Teleflex, Inc.                                         2,127,500
    35,000      The Stanley Works                                        966,000
                                                                      ----------
                                                                      10,979,000
                                                                      ----------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                        MARKET
    SHARES       COMMON STOCK - 98.6% (CONTINUED)                       VALUE
    ------       -----------------------------------------------     -----------
                 LEISURE & ENTERTAINMENT - 3.5%
     100,000     Monaco Coach Corporation *                         $  1,533,000
      40,000     Polaris Industries, Inc.                              2,456,000
                                                                    ------------
                                                                       3,989,000
                                                                    ------------
                 PRINTING & PUBLISHING - 2.3%
      12,500     Courier Corporation                                     643,750
      75,000     ProQuest Company *                                    1,935,000
                                                                    ------------
                                                                       2,578,750
                                                                    ------------
                 REAL ESTATE - 1.6%
      25,000     Health Care Property Investors, Inc.                  1,058,750
      30,000     Washington Real Estate Investment Trust                 816,000
                                                                    ------------
                                                                       1,874,750
                                                                    ------------

                 RETAIL - 13.2%
     150,000     Brookstone, Inc. *                                    3,037,500
      50,000     Dollar Tree Stores, Inc. *                            1,586,500
      50,000     Hibbett Sporting Goods, Inc. *                        1,647,000
      25,000     Hot Topic, Inc. *                                       672,750
     100,000     Ross Stores, Inc.                                     4,274,000
      50,000     TJX Companies, Inc. (The)                               942,000
     100,000     Toys "R" Us, Inc. *                                   2,424,000
      10,000     Tractor Supply Company *                                477,500
                                                                    ------------
                                                                      15,061,250
                                                                    ------------

                 TECHNOLOGY - 6.7%
      75,000     Cable Design Technology Corporation*                    536,250
      20,000     Littlefuse, Inc.                                        447,200
      75,000     ScanSource, Inc.                                      2,006,250
      70,000     Sungard Data Systems, Inc. *                          1,813,700
     100,000     Waters Corporation                                    2,913,000
                                                                    ------------
                                                                       7,716,400
                                                                    ------------

                 TOTAL COMMON STOCK (Cost $98,617,894)              $112,782,661
                                                                    ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                          MARKET
FACE AMOUNT     REPURCHASE AGREEMENTS (1) - 1.5%                                          VALUE
-----------     -----------------------------------------------------------            ------------
$ 1,720,250     Fifth Third Bank, 0.85%, dated 06/30/03, due 07/01/03,
                repurchase proceeds: $1,720,291 (Cost $1,720,250)                      $  1,720,250
                                                                                       ------------

                TOTAL INVESTMENTS - 100.1% (Cost $100,338,144)                         $114,502,911

                LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                             (118,502)
                                                                                       ------------

                NET ASSETS - 100.0%                                                    $114,384,409
                                                                                       ============

*   Non-income producing security.

(1) Repurchase agreements are fully collateralized by U.S. Government obligations.





See notes to financial statements.

AVE MARIA GROWTH FUND
PORTFOLIO MANAGER COMMENTARY



Dear Shareowner:

The Ave Maria Growth Fund was launched May 1, 2003 at a favorable time, as the stock market has advanced sharply since then. The total return for the two months ended June 30, 2003 was 6.6%, which matched the S&P 500 for the same period. Among eleven economic sectors, the Fund is positioned largely in six areas: Consumer Staples, Consumer Cyclicals, Financials, Capital Goods, Technology, and Healthcare.

Looking to the future, we believe the ugliness of the past three years is just that--past! Currently, companies are reporting earnings that are favorable compared with year ago results, and favorable compared with Wall Street estimates. The private sector, having cut costs substantially, is much more productive and poised for continued favorable operating results as the economy, now six quarters into the recovery, continues to expand. Those investors who earlier took refuge in money-market securities and bonds, appear to be returning to equities now that money market funds are yielding negative real returns after inflation, and the bull market in bonds appears to be over.


                               With best regards,


                               /s/James L. Bashaw

                              James L. Bashaw, CFA
                                Portfolio Manager

July 31, 2003

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)

                                                                                                      MARKET
SHARES               COMMON STOCK - 97.7%                                                             VALUE
------               --------------------------------------------------                           --------------
                     AEROSPACE/DEFENSE - 7.8%
4,100                Alliant Techsystems, Inc. *                                                  $      212,831
3,200                General Dynamics Corporation                                                        232,000
                                                                                                  --------------
                                                                                                         444,831
                                                                                                  --------------
                     BUILDING MATERIALS & CONSTRUCTION - 4.0%
3,700                KB Home                                                                             229,326
                                                                                                  --------------
                     BUSINESS SERVICES - 4.4%
5,700                FactSet Research Systems, Inc.                                                      251,085
                                                                                                  --------------
                     CONSUMER PRODUCTS - DURABLES - 3.9%
2,600                Johnson Controls, Inc.                                                              222,560
                                                                                                  --------------
                     ELECTRONICS - 3.1%
4,400                Garmin Ltd. *                                                                       175,428
                                                                                                  --------------

                     FINANCE - BANKS - THRIFTS - 8.0%
6,800                National City Corporation                                                           222,428
6,900                North Fork Bancorporation, Inc.                                                     235,014
                                                                                                  --------------
                                                                                                         457,442
                                                                                                  --------------

                     FINANCE - MISCELLANEOUS - 8.0%
7,800                Arthur J. Gallagher & Company                                                       212,160
7,600                SEI Investments Company                                                             243,200
                                                                                                  --------------
                                                                                                         455,360
                                                                                                  --------------

                     FOOD & TOBACCO - 11.3%
6,200                Kellogg Company                                                                     213,094
8,000                McCormick & Company, Inc.                                                           217,600
4,800                PepsiCo, Inc.                                                                       213,600
                                                                                                  --------------
                                                                                                         644,294
                                                                                                  --------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                                         MARKET
          SHARES      COMMON STOCK - 97.7% (CONTINUED)                                                   VALUE
        ---------     ------------------------------------------------------------                --------------
                      HEALTHCARE - 16.4%
          5,300       Beckman Coulter, Inc.                                                       $      215,392
          3,700       Eli Lilly & Company                                                                255,189
          4,700       Guidant Corporation                                                                208,633
          5,600       Patterson Dental Company *                                                         254,128
                                                                                                  --------------
                                                                                                         933,342
                                                                                                  --------------
                      INDUSTRIAL PRODUCTS & SERVICES - 19.4%
          5,800       AMETEK, Inc.                                                                       212,570
          6,000       CLARCOR, Inc.                                                                      231,300
          6,600       Expeditors International of Washington, Inc.                                       228,624
          6,900       Graco, Inc.                                                                        220,800
          5,800       Mettler-Toledo International, Inc. *                                               212,570
                                                                                                  --------------
                                                                                                       1,105,864
                                                                                                  --------------
                      RETAIL - 7.5%
          5,200       Bed Bath & Beyond, Inc. *                                                          201,812
          5,200       Ross Stores, Inc.                                                                  222,248
                                                                                                  --------------
                                                                                                         424,060
                                                                                                  --------------

                      TECHNOLOGY - 3.9%
          7,700       Waters Corporation *                                                               224,301
                                                                                                  --------------
                      TOTAL COMMON STOCK - (Cost $5,221,862)                                      $    5,567,893
                                                                                                  --------------
    FACE AMOUNT       REPURCHASE AGREEMENTS (1) - 0.5%
   -------------      ------------------------------------------------------------
   $     28,279       Fifth Third Bank, 0.85%, dated 06/30/03, due 07/01/03,
                      repurchase proceeds: $28,280 (Cost $28,279)                                 $       28,279
                                                                                                  --------------

                      TOTAL INVESTMENTS - 98.2% (Cost $5,250,141)                                 $    5,596,172
                      OTHER ASSETS IN EXCESS OF LIABILITIES  - 1.8%                                      103,708
                                                                                                  --------------
                      NET ASSETS - 100.0%                                                         $    5,699,880
                                                                                                  ==============

* Non-income producing security.
(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements.

AVE MARIA BOND FUND
PORTFOLIO MANAGER COMMENTARY


Dear Fellow Shareowner:

The Ave Maria Bond Fund was launched May 1, 2003 and has initially been structured to preserve principal. The bond holdings are of short maturity and extremely high quality. Cash represents 10 percent of the portfolio. As of June 30, over 55 percent of the portfolio was in U.S. Treasuries and agencies, 27 percent in high-grade corporate bonds and a small position in dividend-paying stocks. All issues are plain vanilla--no junk, no convertibles, no mortgages, no foreign bonds. None of the portfolio securities violate the core teachings of the Roman Catholic Church, as determined by the Fund's Catholic Advisory Board.

This is an unusual time in the bond market with yields at their lowest levels in decades. Since 2001, individual investors have flocked to bonds, investing $12 in bond funds for every $1 invested in equity funds. Within the context of the slow economy, crumbling equity prices, fears of war/terrorism and very little inflation, who could blame them? There was even talk of the "D" word (deflation). After a phenomenal run-up in bond prices, it's very likely the bull market in bonds is over. We expect interest rates to rise in the months ahead, as the economy responds positively to massive fiscal and monetary stimulus. You might even begin to hear the "I" word (inflation) again. Accordingly, the Fund has been positioned very defensively with short-maturity issues, which are not nearly as vulnerable to price declines as long-maturity bonds.

Since the inception of the Fund, we've also taken advantage of a unique opportunity to invest a small portion of the Fund's assets in shares of dividend-paying stocks. These high-quality companies all have an extremely sound financial condition, a history of dividend increases, and the prospect for future dividend increases. As of June 30, dividend-paying common stocks comprised 7 percent of the portfolio. The Fund's investment limitations allow up to 20 percent of the Fund's net assets to be invested in dividend-paying stocks, which means at least 80 percent of the Fund's assets must be invested in bonds. The Fund, being primarily a fixed income vehicle, is managed to provide shareholders with diversification, liquidity, preservation of principal and income.


                               With best regards,

                           /s/ Richard L. Platte, Jr.

                           Richard L. Platte, Jr., CFA
                                Portfolio Manager

July 31, 2003

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2003 (UNAUDITED)


                                                                                                   MARKET
  PAR VALUE        U.S. GOVERNMENT & AGENCY OBLIGATIONS - 55.9%                                    VALUE
-------------      -------------------------------------------------------------------        ---------------
                   U.S. TREASURIES - 45.7%
$   1,000,000      U.S. Treasury Note, 1.625%, due 01/31/05                                   $    1,006,875
    6,000,000      U.S. Treasury Note, 1.625%, due 04/30/05                                        6,039,372
    2,000,000      U.S. Treasury Note, 1.250%, due 05/31/05                                        1,998,828
    1,000,000      U.S. Treasury Note, 3.000%, due 02/15/08                                        1,029,023
    4,000,000      U.S. Treasury Note, 2.625%, due 05/15/08                                        4,036,564
                                                                                              --------------
                                                                                                  14,110,662
                                                                                              --------------
                   U.S. AGENCIES - 10.2%
    1,000,000      Federal Farm Credit Bank, 4.600%, due 12/27/12                                  1,062,435
    1,000,000      Federal Home Loan Bank, 4.375%, due 02/04/10                                    1,031,161
    1,000,000      Private Export Funding Corporation, 6.310%, due 09/30/04                        1,063,160
                                                                                              --------------
                                                                                                   3,156,756
                                                                                              --------------

                   TOTAL GOVERNMENT AND
                   AGENCY OBLIGATIONS - (Cost $17,088,439)                                    $   17,267,418
                                                                                              --------------

                   CORPORATE BONDS - 27.0%
                   -------------------------------------------------------------------
                   FINANCE - 10.6%
   $1,000,000      American General Corporation, 7.500%, due 08/11/10                         $    1,234,618
    1,000,000      American International Group, 2.850%, due 12/01/05                              1,021,363
    1,000,000      Caterpillar Financial Services Corporation, 2.650%, due 01/30/06                1,015,226
                                                                                              --------------
                                                                                                   3,271,207
                                                                                              --------------

                   INDUSTRIALS - 10.9%
    1,000,000      Alcoa Inc., 6.000%, due 01/15/12                                                1,126,428
    1,000,000      Snap-On, Inc., 6.625%, due 10/01/05                                             1,092,498
    1,000,000      United Technologies Corporation, 6.350%, due 03/01/11                           1,159,477
                                                                                              --------------
                                                                                                   3,378,403
                                                                                              --------------

                   UTILITIES - 5.5%
      500,000      DTE Energy Company, 7.050%, due 06/01/11                                          584,779
    1,000,000      National Rural Utilities Cooperative Finance Corp., 6.000%, due 05/15/06        1,110,655
                                                                                              --------------
                                                                                                   1,695,434
                                                                                              --------------
                   TOTAL CORPORATE BONDS - (COST $8,232,545)                                  $    8,345,044
                                                                                              --------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

                                                                                       MARKET
       SHARES       COMMON STOCK -  6.5%                                                VALUE
       ------       ------------------------------------------------------------    -----------

                    BUSINESS & INDUSTRIAL PRODUCTS - 0.6%
       6,000        Gemuine Parts Company                                           $   192,060
                                                                                    -----------
                    COMMUNICATION EQUIPMENT & SERVICES - 0.7%
       4,200        Alltel Corporation                                                  202,524
                                                                                    -----------
                    ENERGY & MINING - 0.6%
       5,500        Exxon Mobil Corporation                                             197,505
                                                                                    -----------
                    FINANCE - BANKS & THRIFTS - 2.6%
       6,000        BB&T Corporation                                                    205,800
      10,000        Huntington Bancshares, Inc.                                         195,200
       6,000        National City Corporation                                           196,260
       6,000        North Fork Bancorporation, Inc.                                     204,360
                                                                                    -----------
                                                                                        801,620
                                                                                    -----------
                    INDUSTRIAL PRODUCTS & SERVICES - 0.6%
       7,000        The Stanley Works                                                   193,200
                                                                                    -----------
                    REAL ESTATE - 0.7%
       7,500        Washington Real Estate Investment Trust                             204,000
                                                                                    -----------
                    UTILITIES - 0.7%
       6,500        Exelon Corporation                                                  209,335
                                                                                    -----------
                    TOTAL COMMON STOCK - (Cost $1,982,547)                          $ 2,000,244
                                                                                    -----------

                    REPURCHASE AGREEMENTS (1) - 9.9%
                    ------------------------------------------------------------
 $ 3,066,239        Fifth Third Bank, 0.85%, dated 06/30/03, due 07/01/03,
                    repurchase proceeds: $3,066,311 (Cost $3,066,239)               $ 3,066,239
                                                                                    -----------
                    TOTAL INVESTMENTS - 99.3% (Cost $30,369,770)                    $30,678,945
                    OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7%                        230,011
                                                                                    -----------

                    NET ASSETS - 100.0%                                             $30,908,956
                                                                                    ===========


(1) Repurchase agreements are fully collateralized by U.S. Government obligations.

See notes to financial statements

AVE MARIA MUTUAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

                                                                       AVE MARIA
                                                                        CATHOLIC        AVE MARIA        AVE MARIA
                                                                      VALUES FUND      GROWTH FUND       BOND FUND
                                                                     -------------    -------------    -------------
ASSETS
Investment securities:
  At amortized cost                                                  $ 100,338,144    $   5,250,141    $  30,369,770
                                                                     =============    =============    =============
  At market value (Note 1)                                           $ 114,502,911    $   5,596,172    $  30,678,945
Receivable for capital shares sold                                          52,313           82,647            7,000
Dividends and interest receivable                                          130,997            1,704          206,502
Receivable from Adviser (Note 2)                                                --            4,249            2,671
Other assets                                                                17,080           24,852           25,173
                                                                     -------------    -------------    -------------
           TOTAL ASSETS                                                114,703,301        5,709,624       30,920,291
                                                                     -------------    -------------    -------------
LIABILITIES
Payable for capital shares redeemed                                         21,356               --               --
Income distribution payable                                                     --               --              490
Accrued investment advisory fees (Note 2)                                  242,622               --               --
Accrued distribution fees (Note 2)                                          23,529            1,144               45
Payable to affiliate (Note 2)                                               14,300            4,000            4,000
Other accrued expenses                                                      17,085            4,600            6,800
                                                                     -------------    -------------    -------------
           TOTAL LIABILITIES                                               318,892            9,744           11,335
                                                                     -------------    -------------    -------------

NET ASSETS                                                           $ 114,384,409    $   5,699,880    $  30,908,956
                                                                     =============    =============    =============
NET ASSETS CONSIST OF:
Paid-in capital                                                      $ 106,098,885    $   5,357,011    $  30,531,883
Accumulated net investment income (loss)                                   (79,205)          (3,162)           1,185
Accumulated net realized gains (losses) from security transactions      (5,800,038)              --           66,713
Net unrealized appreciation on investments                              14,164,767          346,031          309,175
                                                                     -------------    -------------    -------------
NET ASSETS                                                           $ 114,384,409    $   5,699,880    $  30,908,956
                                                                     =============    =============    =============

Shares of beneficial interest outstanding (unlimited number of
   shares authorized, no par value)                                     10,770,455          534,475
                                                                     =============    =============
Net asset value, offering price and redemption price per share       $       10.62    $       10.66
   (Note 1) (a)                                                      =============    =============

PRICING OF CLASS I SHARES
Net assets applicable to Class I shares                                                                $  30,479,022
Shares of beneficial interest outstanding (unlimited number of shares                                  =============
   authorized, no par value)                                                                               3,009,832
                                                                                                       =============
Net asset value, offering price and redemption price per share (Note 1)                                $       10.13
                                                                                                       =============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares                                                                $     429,934
Shares of beneficial interest outstanding (unlimited number of shares                                  =============
   authorized, no par value)                                                                                  42,464
                                                                                                       =============
Net asset value, offering price and redemption price per share                                         $       10.12
   (Note 1) (a)                                                                                        =============


(a) Except with respect to Class I shares of the Ave Maria Bond Fund, redemption price varies based on length of time held (Note 1).


See notes to financial statements.

AVE MARIA MUTUAL FUNDS
STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003(a) (UNAUDITED)

                                                                                    AVE MARIA
                                                                                    CATHOLIC       AVE MARIA     AVE MARIA
                                                                                   VALUES FUND    GROWTH FUND    BOND FUND
                                                                                  ------------    -----------   ----------
INVESTMENT INCOME
  Dividend                                                                        $    524,040    $     8,062    $   7,566
  Interest                                                                              14,754          1,959      109,267
                                                                                  ------------    -----------    ---------
    TOTAL INCOME                                                                       538,794         10,021      116,833
                                                                                  ------------    -----------    ---------
EXPENSES
  Investment advisory fees (Note 2)                                                    412,006          8,788       15,067
  Distribution fees (Note 2)                                                           103,001          2,197           45
  Administration, accounting and transfer agent fees (Note 2)                           62,166          8,000        8,000
  Trustees' fees and expenses                                                           30,469            163          163
  Registration fees - Common                                                            12,876          1,177          537
  Registration fees - Class I                                                               --             --        2,442
  Registration fees - Class R                                                               --             --          828
  Postage and supplies                                                                  13,271          1,429        1,996
  Legal and audit fees                                                                  10,788          2,900        2,900
  Custodian fees                                                                         9,374          1,000        1,000
  Advisory board fees and expenses                                                      10,000             --           --
  Reports to shareholders                                                                7,945             --           --
  Organization expense                                                                      --          2,895        2,895
  Insurance expense                                                                      6,878             --           --
  Other expenses                                                                         3,293            551          750
                                                                                  ------------    -----------    ---------
    TOTAL EXPENSES                                                                     682,067         29,700       36,623
Less: Fees waived and/or expenses reimbursed by the Adviser (Note 2)
  Common                                                                               (64,068)       (16,517)     (18,241)
  Class I                                                                                   --             --       (2,442)
  Class R                                                                                   --             --         (801)
                                                                                  ------------    ------------   ---------
NET EXPENSES                                                                           617,999         13,183       15,139
                                                                                  ------------    ------------   ---------

NET INVESTMENT INCOME (LOSS)                                                           (79,205)        (3,162)     101,694
                                                                                  ------------    -----------    ---------
REALIZED AND UNREALIZED GAINS (LOSSES)
  ON INVESTMENTS
  Net realized gains (losses) from security transactions                              (852,519)            --       66,713
  Net change in unrealized appreciation on investments                              15,446,711        346,031      309,175
                                                                                  ------------    -----------    ---------
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                                    14,594,192        346,031      375,888
                                                                                  ------------    -----------    ---------
NET INCREASE IN NET ASSETS FROM OPERATIONS                                        $ 14,514,987    $   342,869    $ 477,582
                                                                                  ============    ===========    =========



(a) Except for the Ave Maria Growth Fund and the Ave Maria Bond Fund, which represents the period from the commencement of operations (May 1, 2003) through June 30, 2003.

See notes to financial statements

AVE MARIA CATHOLIC VALUES FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS ENDED    YEAR ENDED
                                                                       JUNE 30, 2003      DECEMBER 31,
                                                                        (UNAUDITED)          2002
                                                                      ----------------    ------------
FROM OPERATIONS
  Net investment loss                                                   $     (79,205)   $     (76,344)
  Net realized losses from security transactions                             (852,519)      (4,937,741)
  Net change in unrealized appreciation/(depreciation) on investments      15,446,711       (2,301,756)
                                                                        -------------    -------------
Net increase (decrease) in net assets from operations                      14,514,987       (7,315,841)
                                                                        -------------    -------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                                44,368,165       46,588,060
  Payments from shares redeemed                                            (6,300,526)      (1,423,248)
                                                                        -------------    -------------
Net increase in net assets from capital share transactions                 38,067,639       45,164,812
                                                                        -------------    -------------

TOTAL INCREASE IN NET ASSETS                                               52,582,626       37,848,971

NET ASSETS
  Beginning of period                                                      61,801,783       23,952,812
                                                                        -------------    -------------
  End of period                                                         $ 114,384,409    $  61,801,783
                                                                        =============    =============

ACCUMULATED NET INVESTMENT LOSS                                         $     (79,205)   $          --
                                                                        =============    =============


SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                               4,910,748        4,381,372
  Shares redeemed                                                            (663,040)        (139,989)
                                                                        -------------    -------------
  Net increase in shares outstanding                                        4,247,708        4,241,383
  Shares outstanding, beginning of period                                   6,522,747        2,281,364
                                                                        -------------    -------------
  Shares outstanding, end of period                                        10,770,455        6,522,747
                                                                        =============    =============





See notes to financial statements.

AVE MARIA GROWTH FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                         PERIOD ENDED
                                                       JUNE 30, 2003 (a)
                                                         (UNAUDITED)
                                                       -----------------
FROM OPERATIONS
  Net investment loss                                    $    (3,162)
  Net change in unrealized appreciation on investments       346,031
                                                         -----------
Net increase in net assets from operations                   342,869
                                                         -----------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from shares sold                                5,357,011
                                                         -----------

TOTAL INCREASE IN NET ASSETS                               5,699,880

NET ASSETS
  Beginning of period                                             --
                                                         -----------
  End of period                                          $ 5,699,880
                                                         ===========

ACCUMULATED NET INVESTMENT LOSS                          $    (3,162)
                                                         ===========

SUMMARY OF CAPITAL SHARE ACTIVITY
  Shares sold                                                534,475
  Shares outstanding, beginning of period                         --
                                                         -----------
  Shares outstanding, end of period                          534,475
                                                         ===========


(a) Represents the period from the commencement of operations (May 1, 2003) through June 30, 2003.






See notes to financial statements.

AVE MARIA BOND FUND
STATEMENT OF CHANGES IN NET ASSETS

                                                                     PERIOD ENDED
                                                                   JUNE 30, 2003 (a)
                                                                      (UNAUDITED)
                                                                   -----------------
FROM OPERATIONS
  Net investment income                                              $    101,694
  Net realized gains from security transactions                            66,713
  Net change in unrealized appreciation on investments                    309,175
                                                                     ------------
Net increase in net assets from operations                                477,582
                                                                     ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  From net investment income, Class I                                     (99,680)
  From net investment income, Class R                                        (829)
                                                                     ------------
Net decrease in net assets from distributions to shareholders            (100,509)
                                                                     ------------

FROM CAPITAL SHARE TRANSACTIONS CLASS I
  Proceeds from shares sold                                            30,000,000
  Reinvestment of distributions to shareholders                            99,680
                                                                     ------------
Net increase in net assets from Class I capital share transactions     30,099,680
                                                                     ------------

FROM CAPITAL SHARE TRANSACTIONS CLASS R
  Proceeds from shares sold                                               431,864
  Reinvestment of distributions to shareholders                               339
                                                                     ------------
Net increase in net assets from Class R capital share transactions        432,203
                                                                     ------------

TOTAL INCREASE IN NET ASSETS                                           30,908,956

NET ASSETS

  Beginning of period                                                          --
                                                                     ------------
  End of period                                                      $ 30,908,956
                                                                     ============

UNDISTRIBUTED NET INVESTMENT INCOME                                  $      1,185
                                                                     ============

SUMMARY OF CAPITAL SHARE ACTIVITY:
CLASS I
  Shares sold                                                           3,000,000
  Shares issued in reinvestment of distributions to shareholders            9,832
                                                                     ------------
  Net increase in shares outstanding                                    3,009,832
  Shares outstanding, beginning of period                                      --
                                                                     ------------
  Shares outstanding, end of period                                     3,009,832
                                                                     ============

CLASS R
  Shares sold                                                              42,431
  Shares issued in reinvestment of distributions to shareholders               33
                                                                     ------------
  Net increase in shares outstanding                                       42,464
  Shares outstanding, beginning of period                                      --
                                                                     ------------
  Shares outstanding, end of period                                        42,464
                                                                     ============


(a) Represents the period from the commencement of operations (May 1, 2003) through June 30, 2003.




See notes to financial statements.

AVE MARIA CATHOLIC VALUES FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD



                                                            SIX MONTHS                YEAR                   PERIOD
                                                               ENDED                  ENDED                   ENDED
                                                           JUNE 30, 2003            DECEMBER 31,           DECEMBER 31,
                                                            (UNAUDITED)                2002                  2001 (a)
                                                           -------------          -------------          -------------
Net asset value at beginning of period                       $     9.47            $     10.50             $     10.00
                                                           -------------          -------------          -------------

Income (loss) from investment operations:
   Net investment income (loss)                                   (0.01)                 (0.01)                   0.02
   Net realized and unrealized gains (losses) on
      investments                                                  1.16                  (1.02)                   0.51
                                                           -------------          -------------          -------------
Total from investment operations                                   1.15                  (1.03)                   0.53
                                                           -------------          -------------          -------------
Less distributions:
   From net investment income                                        --                     --                   (0.02)
   From net realized gains on investments                            --                     --                   (0.01)
   In excess of net realized gains on investments                    --                     --                      --
                                                           -------------          -------------          -------------
Total distributions                                                  --                     --                   (0.03)
                                                           -------------          -------------          -------------


Net asset value at end of period                             $    10.62            $      9.47             $     10.50
                                                           =============          =============          =============

Total return                                                       12.1 %(c)              (9.8)%                   5.3 %(c)
                                                           =============          =============          =============

Ratios/Supplementary Data:
Ratio of net expenses to average net assets (b)                    1.50 %(d)              1.50 %                  1.50 %(d)
Ratio of net investment income (loss) to average
   net assets                                                     (0.19)%(d)             (0.14)%                  0.39 %(d)

Portfolio turnover rate                                              74 %(d)                86 %                    44 %(d)

Net assets at end of period (000's)                          $  114,384            $    61,802             $    23,953


(a) Represents the period from the initial public offering (May 1, 2001) through December 31, 2001.
(b) Absent investment advisory fees waived by the Adviser, the ratio of expenses to average net assets would have been 1.65 % (d) 1.69 %, and 2.09 % (d) for the periods ended June 30, 2003, December 31, 2002 and December 31, 2001, respectively.
(c) Not annualized.
(d) Annualized.

See notes to financial statements.

AVE MARIA GROWTH FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                                          PERIOD
                                                                                          ENDED
                                                                                     JUNE 30, 2003 (a)
                                                                                       (UNAUDITED)
                                                                                     ---------------
Net asset value at beginning of period                                               $        10.00
                                                                                    ---------------

Income (loss) from investment operations:
    Net investment (loss)                                                                     (0.01)
    Net realized and unrealized gains on investments                                           0.67
                                                                                    ---------------
Total from investment operations                                                               0.66
                                                                                    ---------------

Net asset value at end of period                                                     $        10.66
                                                                                    ===============

Total return                                                                                    6.6 % (c)
                                                                                    ===============

Ratios/Supplementary Data:
Ratio of net expenses to average net assets (b)                                                1.50 % (d)
Ratio of net investment loss to average net assets                                            (0.35)% (d)

Portfolio turnover rate                                                                           0 %

Net assets at end of period (000's)                                                  $        5,700


(a) Represents the period from the initial public offering (May 1, 2003) through June 30, 2003.
(b) Absent fees waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 3.32 % (d) for the period ended June 30, 2003.
(c) Not annualized.
(d) Annualized.


See notes to financial statements.

AVE MARIA BOND FUND - CLASS I
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                         PERIOD
                                                                                         ENDED
                                                                                    JUNE 30, 2003 (a)
                                                                                      (UNAUDITED)
                                                                                    ---------------
Net asset value at beginning of period                                               $        10.00
                                                                                    ---------------

Income from investment operations:
    Net investment income                                                                      0.03
    Net realized and unrealized gains on investments                                           0.13
                                                                                    ---------------
Total from investment operations                                                               0.16
                                                                                    ---------------

Less distributions:
    From net investment income                                                                (0.03)
                                                                                    ---------------

Net asset value at end of period                                                     $        10.13
                                                                                    ===============

Total return                                                                                    1.6 % (c)
                                                                                    ===============

Ratios/Supplementary Data:
Ratio of net expenses to average net assets (b)                                                0.30 % (d)
Ratio of net investment income to average net assets                                           1.99 % (d)

Portfolio turnover rate                                                                          49 % (d)

Net assets at end of period (000's)                                                  $       30,479


(a) Represents the period from the initial public offering (May 1, 2003) through June 30, 2003.
(b) Absent fees waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 0.70 % (d) for the period ended June 30, 2003.
(c) Not annualized.
(d) Annualized.


See notes to financial statements.

AVE MARIA BOND FUND - CLASS R
FINANCIAL HIGHLIGHTS
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                       PERIOD
                                                       ENDED
                                                  JUNE 30, 2003 (a)
                                                     (UNAUDITED)
                                                  -----------------

Net asset value at beginning of period                 $ 10.00
                                                       -------

Income from investment operations:
  Net investment income                                   0.03
  Net realized and unrealized gains on investments        0.12
                                                       -------
Total from investment operations                          0.15
                                                       -------

Less distributions:
  From net investment income                             (0.03)
                                                       -------

Net asset value at end of period                       $ 10.12
                                                       =======

Total return                                               1.5 % (c)
                                                       =======
Ratios/Supplementary Data:
Ratio of net expenses to average net assets (b)           0.70 % (d)
Ratio of net investment income to average net assets      1.59 % (d)

Portfolio turnover rate                                     49 % (d)

Net assets at end of period (000's)                    $   430


(a) Represents the period from the initial public offering (May 1, 2003) through June 30, 2003.
(b) Absent fees waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 5.20% (d) for the period ended June 30, 2003.
(c) Not annualized.
(d) Annualized.




See notes to financial statements.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

The Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and the Ave Maria Bond Fund (the Funds) are each a series of the Schwartz Investment Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 and established as an Ohio business trust under a Declaration of Trust dated August 31, 1992. The Ave Maria Catholic Values Fund commenced the public offering of its shares on May 1, 2001. The public offering of shares of the Ave Maria Growth Fund and the Ave Maria Bond Fund commenced on May 1, 2003. The Funds determine and make available for publication the net asset value of each of its shares on a daily basis.

The investment objective of the Ave Maria Catholic Values Fund is to seek long-term capital appreciation from equity investments in companies that operate in a way that is consistent with the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Growth Fund is to seek long-term capital appreciation, using the growth style, from equity investments in companies that do not violate the core values and teachings of the Roman Catholic Church. The investment objective of the Ave Maria Bond Fund is to seek preservation of principal with a reasonable level of current income. See the Prospectus for more detailed information regarding the investment strategies of each Fund.

The Ave Maria Bond Fund offers two classes of shares: Class I shares (sold subject to a distribution fee of up to 0.10% of the average daily net assets attributable to Class I shares) and Class R shares (sold subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Class R shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) Class R bears the expenses of higher distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) Class I shares are not subject to the contingent deferred sales load described below; and (4) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Shares of each Fund are sold at net asset value. To calculate the net asset value, each Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share, except that shares of each Fund (except for Class I shares of the Ave Maria Bond
Fund) are subject to a 1% contingent deferred sales load if redeemed within one year of their purchase.

The following is a summary of significant  accounting  policies  followed by the
Funds:

          (a) VALUATION OF INVESTMENTS -- Securities which are traded on stock exchanges or are quoted by NASDAQ are valued at the closing sales price as of the close of the regular session of trading on the New York Stock

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


          Exchange (NYSE) on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the average of the highest current independent bid and lowest current independent offer as of the close of the regular session of trading on the NYSE on the day of valuation. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

          (b) INCOME TAXES -- It is each Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

          In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare as dividends in each calendar year at least 98% of its net investment income and 98% of its net realized capital gains plus undistributed amounts from prior years.

          The tax character of distributable earnings at June 30, 2003 was as follows:

                                       Ave Maria
                                        Catholic       Ave Maria      Ave Maria
                                      Values Fund     Growth Fund     Bond Fund
                                      -----------     -----------     ---------

Accumulated ordinary income (loss)   $    (79,205)   $     (3,162)   $      1,185
Capital loss carryforwards             (4,376,918)             --              --
Other gains (losses)                     (596,309)             --          66,713
Unrealized appreciation                13,337,956         346,031         309,175
                                       ----------    ------------    ------------
Total distributable earnings         $  8,285,524    $    342,869    $    377,073
                                     ============    ============    ============


          As of December 31, 2002, the Ave Maria Catholic Values Fund had a capital loss carry forward of $4,376,918 for income tax purposes, which expires December 31, 2010. This capital loss carryforward may be utilized in the current and future years to offset net realized
          capital  gains,   if  any,  prior  to   distributing   such  gains  to
          shareholders.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


          The following information is based upon the federal income tax cost of the investment securities as of June 30, 2003:

                                  Ave Maria
                                  Catholic         Ave Maria        Ave Maria
                                 Values Fund      Growth Fund       Bond Fund
                                 -----------      -----------       ---------

Gross unrealized appreciation   $  15,884,112    $     394,105    $     345,367
Gross unrealized depreciation      (2,546,156)         (48,074)         (36,192)
                                -------------    -------------    -------------

Net unrealized appreciation     $  13,337,956    $     346,031    $     309,175
                                =============    =============    =============

Federal income tax cost         $ 101,164,955    $   5,250,141    $  30,369,770
                                =============    =============    =============

          The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Ave Maria Catholic Values Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States of America (GAAP).

          (c) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

          (d) DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income, if any, are declared and paid annually for the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund and are declared and paid monthly for the Ave Maria Bond Fund. Each Fund expects to distribute any net realized capital gains annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no differences between the book and tax basis of the Ave Maria Bond Fund's distributions during the period ended June 30, 2003.

          (e) REPURCHASE AGREEMENTS -- The Funds may enter into repurchase agreements (agreements to purchase securities subject to the seller's agreement to repurchase them at a specified time and price) with well-established registered securities dealers or banks. Repurchase agreements may be deemed to be loans by the Funds. It is each Fund's policy is to take possession of U.S. Government obligations as collateral under a repurchase agreement and, on a daily basis, mark-to-market such obligations to ensure that their value, including accrued interest, is at least equal to the amount to be repaid to the Fund under the repurchase agreement.

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


          (f) ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The President of the Funds is also the President and Chief Investment Officer of Schwartz Investment Counsel, Inc. (the Adviser). Certain other trustees and officers of the Funds are officers of the Adviser, or of Schwartz Fund Distributors, Inc. (the Distributor), the Funds' principal underwriter, or of Ultimus Fund Solutions, LLC (Ultimus), the administrative, accounting and transfer agent for the Funds.

Pursuant to an Investment Advisory Agreement between the Funds and the Adviser, the Adviser is responsible for the management of each Fund and provides investment advice along with the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Funds. For such services, each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pay the Adviser a quarterly fee equal to the annual rate of 1.00% of its average daily net assets. The Ave Maria Bond Fund pays the Adviser a quarterly fee at the annual rate of 0.30% of the average value of its daily net assets.

The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Catholic Values Fund do not exceed 1.50% until at least May 1, 2004. The Adviser has contractually agreed to waive a portion of its advisory fees or reimburse a portion of operating expenses so that the net expenses of the Ave Maria Growth Fund do not exceed 1.50% and the net expenses of Class I and Class R shares of the Ave Maria Bond Fund do not exceed 0.30% and 0.70%, respectively, until at least May 1, 2007. For the period ended June 30, 2003, the Advisor waived investment advisory fees of $64,068 with respect to the Ave Maria Catholic Values Fund; waived all of its investment advisory fees of $8,788 and reimbursed $7,729 of other operating expenses with respect to the Ave Maria Growth Fund; and waived all of its investment advisory fees $15,067 and reimbursed $6,417 of other operating expenses (including $3,174 of common expenses, $2,442 of Class I expenses and $801 of Class R expenses) with respect to the Ave Maria Bond Fund.

Any fee waivers or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of three years from the end of the fiscal year during which such waivers or reimbursements occurred, provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund. As of June 30, 2003, the amount of fee waivers and expense reimbursements available for reimbursement to the Adviser are as follows:

Ave Maria Catholic Values Fund                  $   221,108
Ave Maria Growth Fund                           $    16,517
Ave Maria Bond Fund                             $    21,484

AVE MARIA MUTUAL FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of June 30, 2003, the Advisor may recapture a portion of the above amounts no later than the dates as stated below:


                                      December 31,     December 31,    December 31,
                                         2004             2005             2006
                                      ------------     ------------    ------------
Ave Maria Catholic Values Fund          $57,270          $99,770          $64,068
Ave Maria Growth Fund                   $   --           $    --          $16,517
Ave Maria Bond Fund                     $   --           $    --          $21,484

The Distributor serves as the principal underwriter for the distribution of shares of the Funds. During the six months ended June 30, 2003, the Distributor collected $6,865 in contingent deferred sales loads on redemptions of shares of the Ave Maria Catholic Values Fund. No contingent deferred sales loads were collected on redemptions of shares of the Ave Maria Growth Fund or the Ave Maria Bond Fund.

Each Fund has adopted a Shareholder Servicing Plan (the Plan), which allows the Funds to make payments to financial organizations for providing account administration and personal and account maintenance services to Fund shareholders. The annual service fee may not exceed an amount equal to 0.25% of each Fund's daily net assets (except that the service fee is limited to 0.10% of the average net assets of the Ave Maria Bond Fund allocable to Class I shares). During the period ended June 30, 2003, the total expenses incurred pursuant to the Plan were $103,001, $2,197, and $45 for the Ave Maria Catholic Values Fund, the Ave Maria Growth Fund, and Class R shares of the Ave Maria Bond Fund, respectively.

Pursuant to a Mutual Fund Services Agreement between the Funds and Ultimus, Ultimus supplies regulatory and compliance services, calculates the daily net asset value per share, maintains the financial books and records of the Funds, maintains the records of each shareholder's account, and processes purchases and redemptions of each Fund's shares. For the performance of these services, the Ave Maria Bond Fund pays Ultimus a monthly fee at an annual rate of 0.10% of its average daily net assets and each of the Ave Maria Catholic Values Fund and the Ave Maria Growth Fund pays Ultimus a monthly fee at an annual rate of 0.15% of its average daily net assets. The fee payable by each Fund is subject to a minimum monthly fee of $4,000.

3. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales and maturities of investments other than short-term investments, for the period ended June 30, 2003, were as follows:

                                                       Ave Maria
                                                        Catholic            Ave Maria            Ave Maria
                                                      Values Fund          Growth Fund           Bond Fund
                                                      -----------          -----------           ---------
Purchases of investment securities                    $66,238,652          $ 5,221,862          $29,485,121
                                                      ===========          ===========          ===========
Proceeds from sales of investment securities          $29,715,532          $        --          $ 2,213,650
                                                      ===========          ===========          ===========

AVE MARIA MUTUAL FUNDS
a series of
Schwartz Investment Trust
3707 W. Maple Road
Bloomfield Hills, Michigan 48301
(248) 644-8500

BOARD OF TRUSTEES
Donald J. Dawson, Jr.
Fred A. Erb
Bowie K. Kuhn
John J. McHale
Sidney F. McKenna
George P. Schwartz, CFA
Gregory J. Schwartz, Chairman
                                                         AVE MARIA CATHOLIC
OFFICERS
George P. Schwartz, CFA, President                           VALUES FUND
Richard L. Platte, Jr., CFA, V.P./Secretary
Timothy S. Schwartz, Treasurer
Robert G. Dorsey, Assistant Secretary                         AVE MARIA
John F. Splain, Assistant Secretary
Mark J. Seger, CPA, Assistant Treasurer                      GROWTH FUND
Theresa A. Minogue, CPA, Assistant Treasurer
Craig J. Hunt, Assistant Vice President
                                                              AVE MARIA
CATHOLIC ADVISORY BOARD
Bowie K. Kuhn, Chairman                                       BOND FUND
Thomas S. Monaghan
Michael Novak
Paul R. Roney                                                [AVE MARIA
Phyllis S. Schlafly                                            MUTUAL
Thomas J. Sullivan                                           FUNDS LOGO]

INVESTMENT ADVISER
SCHWARTZ INVESTMENT COUNSEL, INC.
3707 W. Maple Road                                       SEMI-ANNUAL REPORT
Bloomfield Hills, Michigan 48301
                                                            (UNAUDITED)
DISTRIBUTOR
SCHWARTZ FUND DISTRIBUTORS, INC.
3707 W. Maple Road                                    FOR THE SIX MONTHS ENDED
Bloomfield Hills, Michigan 48301
                                                           JUNE 30, 2003
PRIMARY SELLING AGENT
GREGORY J. SCHWARTZ & CO, INC.
3707 W. Maple Road                                         TICKER SYMBOLS:
Bloomfield Hills, Michigan 48301
                                                        AVEMX - AVEGX - AVEFX
CUSTODIAN
FIFTH THIRD BANK
38 Fountain Square Plaza
Cincinnati, Ohio 45263

ADMINISTRATOR
ULTIMUS FUND SOLUTIONS, LLC
P.O. Box 46707
Cincinnati, Ohio 45246

AUDITORS
DELOITTE & TOUCHE LLP
155 E. Broad St.
Columbus, Ohio 43215

LEGAL COUNSEL
SULLIVAN & WORCESTER LLP
1666 K Street, NW, Suite 700
Washington, D.C. 20006

ITEM 2. CODE OF ETHICS.


Not required


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.


Not required


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.


Not required


ITEMS 5-6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


Not required


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.


(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 301-2(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.


File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.


(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable


(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto

Exhibit 99.CERT     (b)(1)  Certifications   pursuant  to  Section  302  of  the
                            Sarbanes-Oxley Act of  2002


Exhibit 99.906CERT  (b)(2)  Certifications  pursuant   to  Section  906  of  the
                            Sarbanes-Oxley Act of 2002

                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   Schwartz Investment Trust
             -------------------------------------------------------------------


By (Signature and Title)*   /s/ George P. Schwartz
                           -----------------------------------------------------
                           George P. Schwartz, President


Date    August 22, 2003
      ------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.





By (Signature and Title)*   /s/ George P. Schwartz
                           -----------------------------------------------------
                           George P. Schwartz, President


Date    August 22, 2003
      ------------------------



By (Signature and Title)*   /s/ Timothy S. Schwartz
                           -----------------------------------------------------
                           Timothy S. Schwartz, Treasurer


Date    August 22, 2003
      ------------------------


* Print the name and title of each signing officer under his or her signature.